OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

24.OTHER CURRENT ASSETS

Other current non-financial assets are as follows:

in € thousand	12/31/2023	12/31/2022
Advance payments on inventories	1,317	2,635
Restricted cash	89	1,049
Prepaid expenses	3,667	730
Contract assets	—	401
Total other current non-financial assets	5,073	4,815

Restricted cash refers to bank accounts that are used as securities for customer prepayments, mainly in China. In addition, the increase in prepaid expenses is due to the planned business combination with Pegasus.